Net Income (Expense) from Financial Operations (Details) - Schedule of income (expense) from financial operations - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income from exchange, adjustment and hedge accounting of foreign currency
Total income (expense) from financial operations	$ 217,178	$ 119,028	$ 149,797
Financial derivative contracts [Member]
Net income/(expense) from financial assets for trading at FVTPL
Net income/(expense) from financial assets for trading at FVTPL	70,001	(25,405)	41,559
Debt financial instruments [Member]
Net income/(expense) from financial assets for trading at FVTPL
Net income/(expense) from financial assets for trading at FVTPL	8,139	(4,841)	1,449
Other financial instrumets [Member]
Net income/(expense) from financial assets for trading at FVTPL
Net income/(expense) from financial assets for trading at FVTPL	51	24	239
Subtotal [Member]
Net income/(expense) from financial assets for trading at FVTPL
Net income/(expense) from financial assets for trading at FVTPL	78,191	(30,222)	43,247
Subtotal One [Member]
Net income from financial liabilities for trading at FVTPL
Net income from financial liabilities for trading at FVTPL		1,620
Financial assets at amortised cost [Memebr]
Net income from non-current assets and groups available for sale not admissible as discontinued operations
Net income from non-current assets and groups available for sale not admissible as discontinued operations	2,088	2,745	(1,238)
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from exchange, adjustment and hedge accounting of foreign currency	1,856	18,954	(3,608)
Financial assets at fair value through OCI [Member]
Net income from non-current assets and groups available for sale not admissible as discontinued operations
Net income from non-current assets and groups available for sale not admissible as discontinued operations	(20,173)	23,188	81,897
Financial liabilities at amortised cost [Member]
Net income from non-current assets and groups available for sale not admissible as discontinued operations
Net income from non-current assets and groups available for sale not admissible as discontinued operations	16,457	(3,734)	(33,106)
Subtotal two [Member]
Net income from non-current assets and groups available for sale not admissible as discontinued operations
Net income from non-current assets and groups available for sale not admissible as discontinued operations	(1,628)	22,199	47,553
Net income from foreign currency exchange [Member]
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from exchange, adjustment and hedge accounting of foreign currency	260,428	(481,340)	90,133
Others assets [Member]
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from exchange, adjustment and hedge accounting of foreign currency	1,353	(159)	96
Financial liabilities at FVTPL [Member]
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from exchange, adjustment and hedge accounting of foreign currency	(760)
Net income from hege accounting of foreign currency risk [Member]
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from exchange, adjustment and hedge accounting of foreign currency	(122,262)	587,976	(27,624)
Subtotal Three [Member]
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from exchange, adjustment and hedge accounting of foreign currency	$ 140,615	$ 125,431	$ 58,997